Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES
Total revenues	$ 755,763	$ 431,178	$ 550,543
Voyage expenses (notes 2 and 15e)	(360,576)	(77,368)	(53,604)
Vessel operating expenses (notes 15e and 15f)	(209,131)	(175,389)	(182,598)
Time-charter hire expense (note 11)	(19,538)	(30,661)	(59,647)
Depreciation and amortization	(118,514)	(100,481)	(104,149)
General and administrative expenses (note 15e)	(39,775)	(32,879)	(33,199)
Gain (loss) on sale of vessels (note 20)	170	(12,984)	(20,594)
Restructuring charges	(1,195)	0	0
Income from operations	7,204	1,416	96,752
Interest expense	(58,653)	(31,294)	(29,784)
Interest income	879	907	117
Realized and unrealized gain (loss) on derivative instruments (note 12)	3,032	1,319	(964)
Equity income (loss) (note 7)	1,220	(25,370)	7,680
Freight tax and other tax expenses (note 21)	(9,412)	(5,330)	(7,511)
Other income (note 16)	3,182	329	1,533
Net (loss) income	$ (52,548)	$ (58,023)	$ 67,823
Per common share amounts
Basic (loss) earnings per share (in dollars per share)	$ (0.20)	$ (0.31)	$ 0.40
Diluted (loss) earnings per share (in dollars shares)	(0.20)	(0.31)	0.40
Cash dividends declared (in dollars per share)	$ 0.03	$ 0.12	$ 0.18
Weighted-average number of Class A and Class B common stock outstanding
Basic (in shares)	268,492,922	187,235,377	170,098,572
Diluted (in shares)	268,492,922	187,235,377	170,340,639
Voyage charter
REVENUES
Total revenues	$ 651,388	$ 125,774	$ 90,032
Time-charter
REVENUES
Total revenues	59,786	112,100	97,374
Other
REVENUES
Total revenues	44,589	53,368	53,029
Net pool
REVENUES
Total revenues	$ 0	$ 139,936	$ 310,108